PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets

	2017	2018
	RMB (in millions)
Prepayments and other deposits	4,576	6,877
Receivable related to financial services (Note 2)	596	1,551
Prepaid expenses	425	401
Others	576	728
Total	6,173	9,557